DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

1 — DESCRIPTION OF BUSINESS

Marti Technologies Inc, (“Marti” or “the Company”) was established on October 26, 2018 (inception date) in Delaware, USA. The registered address of the Company is 3500 South DuPont Highway in the City of Dover, County of Kent, Delaware 19901.

Marti is a mobility provider engaged in delivering technology enabled transportation solutions via electric scooters, electric bikes and electric mopeds for urban areas. Founded on a proprietary technology platform, the Company currently offers electric moped, electric bike, and electric scooter rental services serviced by proprietary software systems and Internet of Things (“IoT”) infrastructure across Turkey via its mobile application.

As of December 31, 2022, the Company operates through its subsidiary Martı İleri Teknoloji Anonim Şirketi (“Martı İleri”). The Company together with its consolidated subsidiary will be referred to as the “Group” hereafter.

On August 1, 2022 Galata Acquisition Corp, (NYSE: GLTA) a special purpose acquisition company led by Callaway Capital with $146.6 million in trust, announced the execution of a definitive business combination agreement with Marti Technologies Inc. Marti and Galata continue to work to achieve that and upon closing of the transaction, the Company will be named Marti Technologies Inc., and Marti’s ordinary shares are expected to trade on the New York Stock Exchange under the ticker symbol “MRT”.

The combined company is hoping to receive up to approximately US$ 148.7 million held in Galata’s trust account at closing of the transaction, subject to any redemptions by existing Galata shareholders.

The business combination agreement indicates a pro forma enterprise value of approximately $549 million for the value of the Company Existing Marti shareholders will roll-over and retain 100% of their existing equity. Additionally, the parties have received commitments for US$ 53.0 million in new investments from GLTA’s sponsors and outside investors through a convertible note private investment in public equity (“PIPE”). The parties intend to raise additional capital of US$ 97.0 million post-announcement, though there is no guarantee that such funds will be able to be raised.

The transaction, which has been unanimously approved by the boards of directors of Marti and GLTA, is expected to be closed in the third quarter of 2023, subject to, among other things, completion of SEC review, approval of GLTA shareholders, and regulatory approvals.

Galata Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

NOTE 1.     DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

Galata Acquisition Corp. (the “Company”) was incorporated in the Cayman Islands on February 26, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from February 26, 2021 (inception) through December 31, 2022, relates to the Company’s formation and the initial public offering (“Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on July 8, 2021. On July 9, 2021, the Company consummated the Initial Public Offering of 12,500,000 units (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $125,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,500,000 warrants (together with the warrants below, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in private placements to Galata Acquisition Sponsor, LLC (the “Sponsor”).

On July 13, 2021, the underwriters notified the Company of their exercise of the over-allotment option in full and purchased 1,875,000 additional Units at $10.00 per Unit upon the closing of the over-allotment option, generating gross proceeds of $18,750,000. The over-allotment option closed on July 15, 2021.

Simultaneously with the closing of the over-allotment option, the Company consummated the sale of 750,000 warrants (together with the warrants above, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in private placements to the Sponsor.

Following the closing of the Initial Public Offering on July 13, 2021, and the over-allotment option on July 15, 2021, an aggregate amount of $146,625,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (“Trust Account”). The funds held in the Trust Account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Public Offering, management has agreed that $10.00 per Unit sold in the Public Offering, including proceeds of the sale of the Private Placement Warrants, will be held in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S.

Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company will provide the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with the Company’s Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation (the “Certificate of Incorporation”). In accordance with the rules of the U.S. Securities and Exchange Commission (the “SEC”) and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require ordinary shares subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of Class A ordinary shares classified as temporary equity were the allocated proceeds determined in accordance with ASC 470-20. The Class A ordinary shares are subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital). While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and are classified as such on the balance sheet until such date that a redemption event takes place.

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the amended and restated memorandum and articles of association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust account and not previously released to pay taxes, divided by the number of then issued and outstanding Public Shares.

The Company will have until 24 months from the closing of the Public Offering to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

Business Combination Agreement

On July 29, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Merger Sub”), and Marti Technologies Inc., a Delaware corporation (“Marti”).

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, the parties thereto will enter into a business combination transaction by which, among other things, (i) Merger Sub will merge with and into Marti (the “Merger” and, together with the other transactions contemplated by the Business Combination Agreement, the “Transactions”), with Marti surviving the Merger as a wholly owned subsidiary of the Company, and (ii) as of the end of the day immediately preceding the closing, the Company will, for U.S. tax purposes, become a U.S. corporation by reason of Section 7874(b) of the United States Internal Revenue Code of 1986 (the “Code”), in a transaction that qualifies as a “reorganization” within the meaning of Section 368(a)

of the Code, pursuant to United States Treasury Regulations issued pursuant to the Code. The parties expect the Transactions to be completed in the second quarter of 2023, subject to, among other things, the approval of the Transactions by the Company’s shareholders, satisfaction of the conditions stated in the Business Combination Agreement and other customary closing conditions.

Pursuant to the Business Combination Agreement, the parties agreed that the obligations of the Company to consummate the transactions contemplated by the Business Combination Agreement are subject to satisfaction or waiver by the Company of the condition, among others, that, as of the Closing, after consummation of the Private Placements (as defined in the Business Combination Agreement) and after distribution of the funds in the Trust Account pursuant to the terms of the Business Combination Agreement and deducting all amounts to be paid pursuant to the exercise of redemption rights of SPAC public shareholders, SPAC having cash on hand equal to or in excess of $50,000,000 (subject to the terms of the Business Combination Agreement) (such condition, the “BCA Minimum Cash Condition”).

On December 23, 2022, the Company irrevocably and unconditionally waived the BCA Minimum Cash Condition.

Company Stockholder Support Agreement

Concurrently with the execution and delivery of the Business Combination Agreement, Marti delivered to the Company a stockholder support agreement (the “Support Agreement”), pursuant to which certain stockholders of Marti with ownership interests sufficient to approve the Transactions on behalf of Marti (the “Written Consent Parties”), agreed to, among other things, support the approval and adoption of the Transactions, including agreeing to execute and deliver a written consent approving the Transactions, within 3 business days of the registration statement on Form F-4 becoming effective. The Support Agreement will terminate upon the earliest to occur of (a) the effective time of the Merger (the “Effective Time”), (b) the date of the termination of the Business Combination Agreement in accordance with its terms and (c) the effective date of a written agreement of the Company, Marti and the Written Consent Parties terminating the Support Agreement.

Investor Rights Agreement

In connection with the closing of the Merger, the Company, the Sponsor, Alper Oktem and Cankut Durgun (the “Founders”), and the other parties named therein (the “Holders”) will execute and deliver an Investor Rights Agreement (the “Investor Rights Agreement”). Pursuant to the Investor Rights Agreement, each of Callaway Capital Management, LLC (“Callaway”) (on behalf of the Sponsor) and the Founders, severally and not jointly, agrees with the Company and the Holders to take all necessary action to cause (x) the board of directors of the Company to initially be composed of seven directors, (a) six of whom have been or will be nominated by Marti and (b) one of whom has been or will be nominated by Callaway (on behalf of the Sponsor). Each of Callaway and the Founders, severally and not jointly, agrees with the Company and the Holders to take all necessary action to cause the foregoing directors to be divided into three classes of directors, with each class serving for staggered three-year terms.

Founders Stock Letter

In connection with the execution of the Business Combination Agreement, the Sponsor and Gala Investments LLC, a Delaware limited liability company (together with Sponsor, the “Founder Shareholders”), entered into a letter agreement (the “Founders Stock Letter”) with the Company and Marti pursuant to which, among other things, the Founder Shareholders agreed to (a) effective upon the closing of the Merger, waive the anti-dilution rights set forth in the Company’s organizational documents, (b) vote all Founder Shares held by them in favor of the adoption and approval of the Business Combination Agreement and the Transactions and (c) not to redeem, elect to redeem or tender or submit any of their Company Class A ordinary shares for redemption in connection with the Business Combination Agreement or the Transactions.

Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into convertible note subscription agreements (the “Subscription Agreements”) with certain investors (“PIPE Investors”), pursuant to which the Company has agreed to issue and sell to the PIPE Investors, and the PIPE Investors have agreed to subscribe for and purchase from the Company, convertible notes (the “Convertible Notes”) which are convertible into Company Class A ordinary shares, in an aggregate principal amount of $49,500,000 (the “Subscription”) and having the terms set forth in the indenture in respect of the Convertible Notes (the “Indenture”). Pursuant to the Indenture, the Convertible Notes bear an interest at a rate of 15.00% per annum, payable semi-annually (a) at a rate per annum equal to 10.00% with respect to interest paid in cash and (b) a rate per annum equal to 5.00% with respect to payment-in-kind interest, plus any additional interest or special interest that may accrue pursuant to the terms of the

Indenture. The Convertible Notes are convertible into Company Class A ordinary shares at an initial conversion rate equal to approximately 87 Company Class A ordinary shares per $1,000 of principal amount of the Convertible Notes (subject to customary adjustment provisions set forth in the Indenture), and shall mature on the fifth year anniversary of the date of issuance.

The closing of the Subscription (the “Subscription Closing”) is conditioned on all conditions set forth in the Business Combination Agreement having been satisfied or waived, a $150,000,000 minimum cash condition which includes (i) the post-redemption Trust Account balance and (ii) Convertible Note proceeds, and other customary closing conditions. If the conditions are met, the Transactions will be consummated immediately following the Subscription Closing. The Subscription Agreements will terminate upon the earlier to occur of (i) the termination of the Business Combination Agreement, (ii) the mutual written agreement of the parties thereto, and (iii) 5:00 p.m. New York City time on April 29, 2023, if the Subscription Closing has not occurred by such date other than as a breach of such PIPE Investor’s obligations.

Amended and Restated Articles of Association

At the Effective Time, the Company shall adopt and file a Seconded Amended and Restated Memorandum and Articles of Association (the “Articles of Association”) with the Registrar of Companies in the Cayman Islands. The Articles of Association will govern the Company following the closing and, among other things, prohibit (a) any holder of equity securities of Marti immediately prior to the Merger and (b) any holder of Founder Shares or the Private Placement Warrants, in each case, immediately prior to the Merger, from transferring any (i) Company Class A ordinary shares issued to pre-closing shareholders of Marti as consideration pursuant to the Merger; (ii) Company Class A ordinary shares converted from Founders Shares in connection with the Merger; (iii) the Private Placement Warrants; (iv) Company Class A ordinary shares underlying such Private Placement Warrants; (v) options to purchase Company Class A ordinary shares (“Company Options”) or other equity awards in respect of Company Class A ordinary shares; or (vi) Company Class A ordinary shares underlying any Company Options or other equity awards in respect of Company Class A ordinary shares, in each case, during the period commencing on the closing and ending on the earlier of (x) 13 months following the closing and (y) the date on which the last reported sale price of the shares surpasses a certain threshold to be agreed upon by the parties prior to the closing.

Liquidity and Management’s Plan

As of December 31, 2022, the cash balance and working capital deficit were $251,865 and $2,830,289, respectively.

In connection with the Company’s assessment of going concern considerations in accordance with Account Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the business combination period is less than one year from the date of the issuance of the condensed financial statements. There is no assurance that the Company’s plans to consummate a business combination will be successful within the combination period. The Company has until July 13, 2023 to complete a business combination. As a result of the Company’s insufficient liquidity and the uncertainty associated with consummating a business combination, there is substantial doubt that the Company can sustain operations for a period of at least one year from the issuance date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of the uncertainty.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed financial statements.